UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008

USAA
EAGLE
LOGO (R)


                     USAA TAX EXEMPT INTERMEDIATE-TERM Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2008

                                                                      (Form N-Q)

48497-0808                                    (C)2008, USAA. All rights reserved
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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Dexia Credit Local, or JPMorgan Chase Bank, N.A..

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)


(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Municipal Securities Purchase, Inc., or Texas Permanent School Fund.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
IDC            Industrial Development Corp.
ISD            Independent School District
MFH            Multifamily Housing
PRE            Prerefunded to a date prior to maturity
USD            Unified School District


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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------

               FIXED-RATE INSTRUMENTS (91.9%)

               ALABAMA (1.7%)
$  2,155       Montgomery BMC Special Care Facilities
                 Financing Auth. (INS) (ETM)                4.88%        11/15/2018         $ 2,186
     345       Montgomery BMC Special Care Facilities
                 Financing Auth. (INS)                      4.88         11/15/2018             348
  14,745       Montgomery BMC Special Care Facilities
                 Financing Auth. (INS) (PRE)                5.00         11/15/2021          15,940
  16,340       Montgomery Medical Clinic Board              4.75          3/01/2026          14,507
   5,000       Prattville IDB                               5.15          9/01/2013           4,982
   5,000       Private Colleges and Universities
                 Facilities Auth. (INS)                     4.75          9/01/2026           4,946
   2,000       Univ. of Alabama at Birmingham (INS) (PRE)   5.75          9/01/2020           2,146
                                                                                       ------------
                                                                                             45,055
                                                                                       ------------
               ALASKA (0.8%)
   7,650       Four Dam Pool Power Agency (LOC - Dexia
                 Credit Local)                              5.00          7/01/2021           7,757
     510       Housing Finance Corp.                        5.50         12/01/2017             515
   3,750       North Slope Borough (INS)                    4.36 (a)      6/30/2011           3,355
   2,000       State (INS)                                  4.75          4/01/2021           1,985
   2,520       State (INS)                                  4.75          4/01/2022           2,482
   2,000       State (INS)                                  4.75          4/01/2023           1,958
   4,110       State (INS)                                  4.75          4/01/2024           4,003
                                                                                       ------------
                                                                                             22,055
                                                                                       ------------
               ARIZONA (0.8%)
   1,170       Health Facilities Auth.                      4.50          4/01/2016           1,157
     425       Health Facilities Auth.                      5.00          4/01/2017             429
   1,150       Health Facilities Auth.                      4.75          4/01/2025           1,074
   2,500       Maricopa County Phoenix Union High School
                 District No. 210 (INS)                     4.50          7/01/2024           2,494
   3,270       Phoenix Civic Improvement Corp., 5.50%,
                 7/01/2013 (INS)                            4.50 (b)      7/01/2024           2,668
   2,115       Phoenix Civic Improvement Corp., 5.50%,
                 7/01/2013 (INS)                            4.54 (b)      7/01/2025           1,721
   2,000       Pinal County IDA (INS)                       5.25         10/01/2020           1,900
   1,250       Pinal County IDA (INS)                       5.25         10/01/2022           1,168
   2,000       Pinal County IDA (INS)                       4.50         10/01/2025           1,657
   1,535       State Univ. (INS)                            5.00          9/01/2024           1,561
   7,180       Univ. Medical Center Corp.                   5.00          7/01/2022           6,833
                                                                                       ------------
                                                                                             22,662
                                                                                       ------------
               ARKANSAS (0.7%)
   3,125       Baxter County                                5.00          9/01/2026           2,814
   6,230       Independence County                          5.00          1/01/2021           5,953
   4,000       Independence County (INS)                    4.90          7/01/2022           3,913
   4,905       Jefferson County                             4.60         10/01/2017           4,686
   2,115       Little Rock                                  5.70          1/01/2018           2,127
                                                                                       ------------
                                                                                             19,493
                                                                                       ------------

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               CALIFORNIA (8.9%)
$ 10,000       Chabot-Las Positas Community College
                 District (INS)                             4.85% (a)     8/01/2022         $ 4,826
   5,000       Chabot-Las Positas Community College
                 District (INS)                             4.88 (a)      8/01/2023           2,274
   2,000       Coronado Community Dev. Agency (INS)         5.00          9/01/2024           2,023
  10,000       Foothill/Eastern Transportation Corridor
                 Agency  (ETM)                              7.05          1/01/2010          10,676
  15,000       Foothill/Eastern Transportation Corridor
                 Agency  (PRE)                              7.10          1/01/2011          16,314
   9,085       Foothill/Eastern Transportation Corridor
                 Agency  (PRE)                              7.15          1/01/2013           9,887
   7,000       Health Facilities Financing Auth.            5.13          7/01/2022           6,976
   6,745       Kern County Board of Education (INS)         5.00          6/01/2026           6,797
  20,000       Los Angeles Department of Water and Power
                 (INS) (c)                                  4.75          7/01/2025          20,249
   3,320       Modesto Irrigation District (INS)            5.64 (a)      7/01/2017           2,104
   3,325       Modesto Irrigation District (INS)            5.69 (a)      7/01/2018           1,988
   5,000       Public Works Board                           5.50          6/01/2019           5,290
   1,430       Sacramento City Financing Auth. (INS)        5.00         12/01/2024           1,376
  15,265       Sacramento Municipal Utility District
                 Financing Auth. (INS)                      4.75          7/01/2024          14,541
   4,720       Salinas Union High School District (INS)     4.37 (a)      6/01/2016           3,309
   2,000       Salinas Union High School District (INS)     4.37 (a)     10/01/2016           1,379
   3,525       San Bernardino County Redevelopment
                 Agency (INS)                               5.00          9/01/2025           3,391
   2,395       San Diego USD (INS)                          4.50          7/01/2025           2,370
   4,275       San Jose                                     4.95          4/01/2012           4,363
   3,000       San Jose USD (INS)                           4.50          6/01/2024           2,815
   7,065       Santa Clara County Financing Auth. (INS)     4.75          5/15/2023           7,097
   7,400       Santa Clara County Financing Auth. (INS)     4.75          5/15/2024           7,419
   7,750       Santa Clara County Financing Auth. (INS)     4.75          5/15/2025           7,755
   3,500       Santa Rosa Rancheria Tachi Yokut Tribe (d)   5.00          3/01/2020           3,332
   2,175       Semitropic Improvement District (INS)        5.25         12/01/2018           2,260
   2,500       Solano Community College District (INS)      4.85 (a)      8/01/2023           1,107
   4,735       Solano Community College District (INS)      4.88 (a)      8/01/2024           1,954
   4,035       South Orange County Public Financing
                 Auth. (INS)                                5.00          8/15/2022           4,068
   4,920       South Orange County Public Financing
                 Auth. (INS)                                5.00          8/15/2025           4,903
  11,720       State (INS)                                  5.00          6/01/2024          11,939
  10,000       State                                        5.00         12/01/2024          10,195
  20,000       State                                        5.00          4/01/2025          20,323
   3,120       Statewide Communities Dev. Auth.             5.00          5/15/2021           2,998
   3,275       Statewide Communities Dev. Auth.             5.00          5/15/2022           3,125
   3,440       Statewide Communities Dev. Auth.             5.00          5/15/2023           3,265
   3,610       Statewide Communities Dev. Auth.             5.00          5/15/2024           3,423
   3,795       Statewide Communities Dev. Auth.             5.00          5/15/2025           3,586
   1,245       Systemwide Univ. (INS)                       5.50         11/01/2015           1,327
  17,760       Tobacco Securitization Auth.                 4.75          6/01/2025          15,943
                                                                                       ------------
                                                                                            238,967
                                                                                       ------------

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USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               COLORADO (2.4%)
$  4,500       Adams County (INS)                           4.38%         9/01/2017         $ 4,497
   5,000       Adams County (INS)                           5.10          1/01/2019           5,111
   2,000       Arapahoe County School District No. 6
                 (INS)                                      5.25         12/01/2018           2,093
   2,585       Arapahoe County School District No. 6
                 (INS)                                      5.25         12/01/2019           2,706
   2,000       Arapahoe County School District No. 6
                 (INS)                                      5.25         12/01/2020           2,087
   2,000       Arapahoe County School District No. 6
                 (INS)                                      5.25         12/01/2021           2,074
   1,000       Denver Health and Hospital Auth.  (PRE)      5.20         12/01/2012           1,024
     635       Denver Health and Hospital Auth.  (PRE)      5.25         12/01/2013             650
   2,400       Denver Health and Hospital Auth.  (PRE)      6.25         12/01/2016           2,635
   2,200       Denver Health and Hospital Auth.  (PRE)      5.38         12/01/2018           2,255
  30,955       Denver Health and Hospital Auth.             4.75         12/01/2027          27,295
   1,000       Health Facilities Auth.                      5.25          6/01/2023             997
   2,140       Pueblo School District No. 60 (INS)          5.25         12/15/2020           2,234
   9,045       State (INS)                                  5.00         11/01/2023           9,222
                                                                                       ------------
                                                                                             64,880
                                                                                       ------------
               CONNECTICUT (1.0%)
   4,000       Health and Educational Facilities Auth.
                 (INS)                                      5.00          7/01/2025           3,915
   1,000       Mashantucket (Western) Pequot Tribe  (d)     5.60          9/01/2009           1,012
   4,400       Mashantucket (Western) Pequot Tribe  (d)     5.70          9/01/2012           4,407
  16,500       Mashantucket (Western) Pequot Tribe  (d)     5.75          9/01/2018          16,145
                                                                                       ------------
                                                                                             25,479
                                                                                       ------------
               DELAWARE (0.4%)
   1,495       Health Facilities Auth. (INS)                4.80          5/01/2017           1,466
   1,830       Health Facilities Auth. (INS)                4.90          5/01/2018           1,796
   1,000       Health Facilities Auth. (INS)                5.00          5/01/2019             984
   1,515       Health Facilities Auth. (INS)                5.05          5/01/2020           1,487
   1,010       Municipal Electric Corp. (INS)               5.25          7/01/2013           1,055
   1,460       Municipal Electric Corp. (INS)               5.25          7/01/2017           1,519
   1,580       Municipal Electric Corp. (INS)               5.25          7/01/2018           1,631
                                                                                       ------------
                                                                                              9,938
                                                                                       ------------
               DISTRICT OF COLUMBIA (2.0%)
  30,000       Convention Center Auth. (INS) (PRE)(c)       5.00         10/01/2018          30,531
   6,000       District of Columbia (INS)                   5.00          1/01/2019           6,122
   4,560       District of Columbia (INS) (PRE)             6.20          7/01/2019           4,846
   7,000       District of Columbia (INS)                   5.00          1/01/2025           6,915
   7,930       District of Columbia (INS)                   4.75          5/01/2027           6,221
                                                                                       ------------
                                                                                             54,635
                                                                                       ------------
               FLORIDA (5.0%)
   5,165       Brevard County School Board (INS)            5.00          7/01/2025           5,130
   6,500       Broward County School Board  (INS)           5.00          7/01/2023           6,624
   4,000       Broward County School Board  (INS)           5.00          7/01/2024           4,069
   3,710       Broward County School Borad  (INS)           5.00          7/01/2025           3,756
   7,905       Dade County (INS)                            6.00 (a)     10/01/2011           6,833
   8,610       Dade County (INS)                            6.10 (a)     10/01/2012           6,988
   8,760       Dade County (INS) (PRE)                      6.20 (a)     10/01/2013           6,676
   3,270       Flagler County School Board (INS)            5.00          8/01/2025           3,311

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  8,000       Hillsborough County IDA                      5.65%         5/15/2018         $ 7,941
   4,250       Indian River County School Board (INS)       5.00          7/01/2024           4,285
   5,000       JEA St. Johns River Power Park (INS)         5.00         10/01/2020           5,186
   2,055       Miami Beach Health Facilities Auth.          6.13         11/15/2011           2,094
   1,670       Miami Dade County (INS)                      5.00          4/01/2022           1,695
   2,805       Miami Dade County (INS)                      5.00          4/01/2023           2,830
   8,375       Miami Dade County (INS)                      4.75         11/01/2023           8,187
   2,345       Miami Dade County, 5.00%, 10/01/2013
                 (INS)                                      4.54 (b)     10/01/2024           1,813
   9,830       Miami Dade County (INS)                      4.75         11/01/2024           9,546
   3,670       Miami Dade County, 5.00%, 10/01/2013
                 (INS)                                      4.57 (b)     10/01/2025           2,823
   2,500       Miami Dade County (INS)                      5.00         10/01/2026           2,505
  12,000       Miami Dade County School Board (INS)         5.25          5/01/2025          12,343
   7,450       Palm Beach County Health Facilities Auth.
                 (INS)                                      5.00         12/01/2021           7,237
   1,500       Palm Beach County School Board (INS)         5.25          8/01/2018           1,574
   1,000       Palm Beach County School Board (INS)         5.00          8/01/2022           1,027
   6,000       Seminole Tribe  (d)                          5.75         10/01/2022           5,900
  14,815       Seminole Tribe  (d)                          5.50         10/01/2024          14,103
                                                                                       ------------
                                                                                            134,476
                                                                                       ------------
               GEORGIA (0.4%)
   5,000       Coweta County Dev. Auth. (INS)               4.35          9/01/2018           5,000
   5,000       Savannah Hospital Auth. (INS)                5.00          7/01/2018           5,082
                                                                                       ------------
                                                                                             10,082
                                                                                       ------------
               GUAM (0.2%)
   6,000       Education Financing Foundation (INS)         4.50         10/01/2026           5,125
                                                                                       ------------
               HAWAII (0.2%)
   5,000       Housing Finance and Dev. Corp.               5.45          7/01/2017           5,100
                                                                                       ------------
               IDAHO (0.0%)
   1,000       Univ. of Idaho (INS)                         4.75          4/01/2022           1,020
                                                                                       ------------
               ILLINOIS (6.6%)
   2,475       Annawan Village                              5.63          1/01/2018           2,281
   1,000       Bedford Park Village                         4.60         12/01/2017             951
   3,240       Bedford Park Village                         4.80         12/01/2020           3,042
   3,085       Bedford Park Village                         4.90         12/01/2023           2,863
     790       Channahon                                    6.25          1/01/2010             813
   6,040       Channahon                                    6.88          1/01/2020           6,255
   2,000       Chicago  (PRE)                               5.00         11/01/2019           2,120
   5,000       Chicago                                      6.63         12/01/2022           5,049
  29,925       Chicago School Board (INS)                   4.82 (a)     12/01/2013          24,033
   2,170       Chicago-O'Hare International Airport
                 (INS)                                      5.50          1/01/2014           2,260
   7,000       Chicago-O'Hare International Airport
                 (INS)                                      5.00          1/01/2021           7,065
  10,000       Chicago-O'Hare International Airport
                 (INS)                                      5.00          1/01/2022          10,043
   2,000       Finance Auth.                                5.00          8/15/2017           1,814
     750       Finance Auth.                                5.25          4/01/2022             734
   2,000       Finance Auth.                                5.00          4/01/2023           1,951
   3,400       Finance Auth. (INS)                          5.00         11/01/2023           3,353
  10,500       Finance Auth. (INS)                          5.00         11/15/2023          10,534
   4,165       Finance Auth.                                5.00          4/01/2025           4,045


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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  8,000       Finance Auth.                                4.50%        11/15/2026         $ 7,206
   1,750       Finance Auth.                                5.40          4/01/2027           1,718
   1,000       Health Facilities Auth.                      5.25          9/01/2013           1,011
   2,000       Health Facilities Auth.                      5.25          9/01/2014           2,022
  10,000       Health Facilities Auth. (INS)                5.00          6/01/2018          10,109
   2,500       Health Facilities Auth.                      5.25          9/01/2018           2,507
   3,000       Health Facilities Auth. (INS)                5.00          2/15/2020           3,047
   4,250       Health Facilities Auth.  (PRE)               6.80         11/15/2020           4,662
     825       Housing Dev. Auth.                           4.55          7/01/2021             800
   2,110       Housing Dev. Auth.                           4.60          7/01/2023           2,063
   8,050       Lake County Community Unit School
                 District (INS)                             5.13 (a)     12/01/2016           5,587
   2,500       Metropolitan Pier and Exposition Auth.,
                 5.20%, 6/15/2012 (INS)                     5.20 (b)      6/15/2017           2,179
   2,500       Metropolitan Pier and Exposition Auth.,
                 5.30%, 6/15/2012 (INS)                     5.30 (b)      6/15/2018           2,181
   4,000       Metropolitan Pier and Exposition Auth.,
                 5.40%, 6/15/2012 (INS)                     5.40 (b)      6/15/2019           3,484
   2,000       Northeastern Illinois Univ.                  4.75         10/01/2025           1,943
   4,735       Northern Illinois Univ. (INS)                4.88          4/01/2018           4,776
   5,820       Univ. of Illinois (INS) (PRE)                5.25          8/15/2015           6,079
   4,000       Univ. of Illinois (INS) (PRE)                5.25          8/15/2016           4,178
   7,815       Univ. of Illinois (INS) (PRE)                5.00          8/15/2020           8,238
   3,900       Volo Village, Lake County                    5.00          3/01/2016           3,694
  14,070       Will County Forest Preserve District
                 (INS)                                      5.40 (a)     12/01/2017           8,929
                                                                                        -----------
                                                                                            175,619
                                                                                        -----------
               INDIANA (3.1%)
   7,465       Bond Bank  (PRE)                             5.50          8/01/2016           7,958
  20,000       Finance Auth. (INS) (c)                      4.55         12/01/2024          19,172
   1,900       Finance Auth.                                5.00         10/01/2027           1,903
   6,725       Health and Educational Facilities
                 Financing Auth.                            5.00          2/15/2022           6,582
   1,400       Health Facility Financing Auth.              5.25          2/15/2018           1,406
   5,000       Health Facility Financing Auth. (INS)
                 (PRE)                                      5.15         11/01/2019           5,187
   6,000       Indianapolis                                 6.05          1/15/2010           6,044
   4,950       Municipal Power Agency (INS)                 5.25          1/01/2017           5,205
   2,100       Municipal Power Agency (INS)                 5.25          1/01/2018           2,184
   6,000       Rockport (INS)                               4.63          6/01/2025           5,488
   1,060       St. Joseph County                            5.45          2/15/2017           1,059
   7,260       St. Joseph County                            5.75          2/15/2019           7,141
  11,000       Univ. of Southern Indiana (INS) (c)          5.00         10/01/2018          11,171
   1,500       Vanderburgh County Redevelopment
                 District                                   5.00          2/01/2026           1,434
                                                                                        -----------
                                                                                             81,934
                                                                                        -----------
               IOWA (0.9%)
   9,190       Finance Auth. (INS)                          5.00          7/01/2014           9,066
   5,500       Finance Auth. (INS) (PRE)                    5.25          7/01/2015           5,610
   1,325       Finance Auth. (INS)                          5.00         12/01/2021           1,260
   1,390       Finance Auth. (INS)                          5.00         12/01/2022           1,319
   1,460       Finance Auth. (INS)                          5.00         12/01/2023           1,380
   1,535       Finance Auth. (INS)                          5.00         12/01/2024           1,448
   1,610       Finance Auth. (INS)                          5.00         12/01/2025           1,514



8

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  1,690       Finance Auth. (INS)                          5.00%        12/01/2026         $ 1,582
                                                                                        -----------
                                                                                             23,179
                                                                                        -----------
               KANSAS (0.8%)
   2,000       Wyandotte County                             4.75         12/01/2016           1,952
  19,000       Wyandotte County                             5.00         12/01/2020          18,111
                                                                                        -----------
                                                                                             20,063
                                                                                        -----------
               LOUISIANA (2.7%)
   2,150       Local Government Environmental Facilities
                 and Community Dev. Auth. (INS)             5.25         12/01/2015           2,252
   2,260       Local Government Environmental Facilities
                 and Community Dev. Auth. (INS)             5.25         12/01/2016           2,356
   2,355       Local Government Environmental Facilities
                 and Community Dev. Auth. (INS)             5.25         12/01/2017           2,442
   7,000       New Orleans (INS)                            5.13          9/01/2021           6,976
   6,825       Office Facilities Corp. (INS)                5.38          5/01/2018           7,106
   2,000       Office Facilities Corp. (INS)                5.25         11/01/2018           2,082
   5,175       Offshore Terminal Auth.                      5.20         10/01/2018           5,178
   7,015       Orleans Levee District (INS)                 5.95         11/01/2010           7,067
   4,275       Orleans Levee District (INS)                 5.95         11/01/2014           4,303
   4,540       Orleans Levee District (INS)                 5.95         11/01/2015           4,578
   2,000       Public Facilities Auth.                      5.00          7/01/2021           1,972
   4,450       St. Martin Parish                            4.35         10/01/2012           4,487
   3,955       St. Tammany Parish Hospital Service
                 District No. 1 (INS)                       5.00          7/01/2018           3,784
   9,000       Transportation Auth. (INS)                   4.38         12/01/2023           8,624
   9,000       Transportation Auth. (INS)                   4.38         12/01/2024           8,559
                                                                                        -----------
                                                                                             71,766
                                                                                        -----------
               MAINE (0.1%)
   1,715       Housing Auth.                                5.35         11/15/2021           1,738
   1,500       Jay                                          4.85          5/01/2019           1,387
                                                                                        -----------
                                                                                              3,125
                                                                                        -----------
               MARYLAND (0.3%)
   3,285       Community Dev. Administration                5.88          7/01/2016           3,305
   5,000       Health and Higher Educational Facilities
                 Auth.                                      6.00          1/01/2028           5,083
                                                                                        -----------
                                                                                              8,388
                                                                                        -----------
               MASSACHUSETTS (1.2%)
   5,105       Commonwealth                                 5.75          6/15/2015           5,439
   4,500       Commonwealth (INS) (PRE)                     5.50          3/01/2018           4,804
   7,775       Commonwealth (INS) (PRE)                     5.38          8/01/2021           8,311
   4,000       Health and Educational Facilities Auth.      5.00          7/15/2027           3,566
   5,545       Massachusetts Bay Transportation Auth.       4.60 (a)      7/01/2022           2,747
   7,790       Massachusetts Bay Transportation Auth.       4.65 (a)      7/01/2023           3,647
   5,000       Massachusetts Bay Transportation Auth.       4.70 (a)      7/01/2024           2,210
   1,600       Massachusetts Bay Transportation Auth.       4.73 (a)      7/01/2025             668
     250       Water Pollution Abatement Trust              4.75          8/01/2023             256
     105       Water Pollution Abatement Trust              4.75          8/01/2024             107


                                                                               9

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$    110       Water Pollution Abatement Trust              4.75%         8/01/2025      $      112
                                                                                        -----------
                                                                                             31,867
                                                                                        -----------
               MICHIGAN (1.8%)
  18,000       Building Auth. (INS)                         4.81 (a)     10/15/2022           8,255
   3,720       Detroit Building Auth. (LOC - Comerica
                 Bank, N.A.)                                6.15          2/01/2011           3,732
   4,000       Detroit Downtown Dev. Auth. (INS)            5.00          7/01/2018           4,001
  25,000       Dickinson County EDC                         4.80         11/01/2018          23,058
   2,250       Hospital Finance Auth.                       6.25         10/01/2016           2,255
   2,675       Hospital Finance Auth.                       5.00         11/15/2019           2,654
   3,400       Hospital Finance Auth.                       5.00         11/15/2022           3,328
   2,000       Kent Hospital Finance Auth.                  5.50          7/01/2020           1,922
                                                                                        -----------
                                                                                             49,205
                                                                                        -----------
               MINNESOTA (2.0%)
   1,080       Chippewa County                              5.38          3/01/2022           1,001
   5,120       Chippewa County                              5.50          3/01/2027           4,624
  18,015       Cohasset  (c)                                4.95          7/01/2022          17,494
   1,000       Higher Education Facilities Auth.            5.00          4/01/2023           1,003
   2,500       Higher Education Facilities Auth.            4.50         10/01/2027           2,356
      20       Housing Finance Agency                       6.00          1/01/2018              20
   3,000       Municipal Power Agency                       4.38         10/01/2025           2,815
   6,000       St. Paul Housing and Redevelopment Auth.     5.70         11/01/2015           6,034
   1,500       St. Paul Housing and Redevelopment Auth.     5.85         11/01/2017           1,506
   7,680       St. Paul Housing and Redevelopment Auth.     5.15         11/15/2020           7,272
   3,500       St. Paul Housing and Redevelopment Auth.     5.25          5/15/2026           3,351
   5,260       Washington County Hospital and
                 Redevelopment Auth.                        5.38         11/15/2018           5,132
                                                                                        -----------
                                                                                             52,608
                                                                                        -----------
               MISSISSIPPI (0.8%)
  15,595       Hospital Equipment and Facilities Auth.
                 (PRE)                                      6.35         12/01/2015          16,024
   1,650       Hospital Equipment and Facilities Auth.      5.00         12/01/2016           1,652
   1,000       Hospital Equipment and Facilities Auth.      5.25         12/01/2021             986
   1,500       Lincoln County (INS)                         5.50          4/01/2018           1,509
   1,865       Union County  (ETM)                          5.50          3/01/2009           1,911
                                                                                        -----------
                                                                                             22,082
                                                                                        -----------
               MISSOURI (1.1%)
  17,545       Cape Girardeau County Health Care
                 Facilities IDA                             5.00          6/01/2027          15,814
   1,000       Cass County                                  5.00          5/01/2022             931
   3,315       Cass County                                  5.38          5/01/2022           3,203
   2,000       Cass County                                  5.50          5/01/2027           1,916
   2,000       Dev. Finance Board                           4.75          6/01/2025           1,820
   2,865       Fenton City                                  4.50          4/01/2021           2,830
   1,760       Riverside IDA (INS)                          5.00          5/01/2020           1,689
   1,330       St. Joseph IDA                               5.00          4/01/2027           1,332
                                                                                        -----------
                                                                                             29,535
                                                                                        -----------


10

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               MONTANA (0.3%)
$  6,500       Forsyth (INS)                                4.65%         8/01/2023      $    6,227
   2,450       Health Facilities Auth.                      6.38          6/01/2018           2,451
                                                                                         ----------
                                                                                              8,678
                                                                                         ----------
               NEBRASKA (0.5%)
     620       Investment Finance Auth. (INS)               5.30         11/15/2012             625
   2,000       Investment Finance Auth. (INS)               5.45         11/15/2017           2,004
     500       Platte County Hospital Auth. No. 1 (INS)     5.50          5/01/2010             515
     500       Platte County Hospital Auth. No. 1 (INS)     5.55          5/01/2011             517
     500       Platte County Hospital Auth. No. 1 (INS)     5.65          5/01/2012             516
     500       Platte County Hospital Auth. No. 1 (INS)     5.75          5/01/2013             516
     500       Platte County Hospital Auth. No. 1 (INS)     5.90          5/01/2015             515
   3,500       Platte County Hospital Auth. No. 1 (INS)     6.05          5/01/2020           3,618
   2,940       Scotts Bluff County Hospital Auth.  (PRE)    5.13         11/15/2019           3,035
     560       Scotts Bluff County Hospital Auth.           5.13         11/15/2019             561
                                                                                         ----------
                                                                                             12,422
                                                                                         ----------
               NEVADA (0.5%)
   1,000       Clark County (INS)                           4.50         11/01/2016           1,005
   5,000       Clark County (INS) (PRE)                     5.25          7/01/2019           5,319
   2,865       Clark County                                 5.00          5/15/2020           2,881
   6,040       Department of Business and Industry (INS)    5.76 (a)      1/01/2017           3,158
   2,000       Reno (INS) (PRE)                             5.00          5/15/2018           2,084
                                                                                         ----------
                                                                                             14,447
                                                                                         ----------
               NEW HAMPSHIRE (0.2%)
   5,000       Business Finance Auth.                       5.85         12/01/2022           5,022
                                                                                         ----------
               NEW JERSEY (1.3%)
   2,000       EDA                                          5.75         12/01/2016           1,938
   5,000       EDA (INS)                                    5.00          7/01/2022           5,149
   8,830       EDA                                          5.25          9/01/2023           9,237
  13,500       EDA                                          5.50          6/15/2024          13,082
   5,000       Tobacco Settlement Financing Corp.           5.00          6/01/2017           4,873
                                                                                         ----------
                                                                                             34,279
                                                                                         ----------
               NEW MEXICO (0.5%)
   4,890       Jicarilla Apache Nation  (d)                 5.00          9/01/2018           5,011
   3,250       Jicarilla Apache Nation  (d)                 5.50          9/01/2023           3,349
   4,000       Sandoval County                              4.38          6/01/2020           3,935
                                                                                         ----------
                                                                                             12,295
                                                                                         ----------
               NEW YORK (10.2%)
   2,500       Albany IDA                                   5.75         11/15/2022           2,591
   5,500       Dormitory Auth.                              5.75          7/01/2013           5,843
   5,000       Dormitory Auth.                              5.20          2/15/2015           5,081
   1,500       Dormitory Auth.                              5.25          7/01/2015           1,617
   4,000       Dormitory Auth.                              5.20          2/15/2016           4,064
   5,420       Dormitory Auth. (LOC - Allied Irish Banks
                 plc)                                       4.40          7/01/2016           5,549


                                                                              11

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  2,005       Dormitory Auth.                              5.25%         7/01/2016       $   2,147
   4,760       Dormitory Auth.                              5.30          2/15/2017           4,836
   2,000       Dormitory Auth.                              5.25          7/01/2017           2,132
  12,560       Dormitory Auth.  (ETM)                       5.30          2/15/2019          13,785
   1,085       Dormitory Auth.  (PRE)                       5.00          7/01/2019           1,130
   1,915       Dormitory Auth.                              5.00          7/01/2019           1,948
   5,000       Dormitory Auth.                              5.00          7/01/2020           4,759
   3,975       Dormitory Auth.  (PRE)                       5.05          2/01/2022           4,216
  24,935       Dormitory Auth.                              5.00          7/01/2022          23,347
   2,500       Dutchess County IDA                          4.50          8/01/2026           2,392
   3,570       East Rochester Housing Auth. (NBGA)          4.05          2/15/2012           3,650
   2,000       East Rochester Housing Auth. (NBGA)          4.63          2/15/2017           2,068
     885       Housing Finance Agency  (PRE)                6.00          9/15/2016             893
      20       Housing Finance Agency  (PRE)                6.00          9/15/2016              20
   3,000       Long Island Power Auth.                      5.25          6/01/2014           3,200
  16,565       Metropolitan Transportation Auth.            5.00         11/15/2024          16,870
   6,800       Metropolitan Transportation Auth.            5.00         11/15/2024           6,937
   2,500       Metropolitan Transportation Auth. (INS)      5.00         11/15/2024           2,616
  26,625       New York City                                5.50          8/01/2015          28,451
     545       New York City  (PRE)                         5.63          8/01/2015             596
   4,455       New York City                                5.63          8/01/2015           4,763
   3,135       New York City  (PRE)                         5.75          8/01/2016           3,443
   6,865       New York City                                5.75          8/01/2016           7,378
   5,000       New York City                                5.25         10/15/2019           5,210
   4,330       New York City                                5.13         12/01/2022           4,522
   3,500       New York City                                5.00          4/01/2023           3,595
  10,000       New York City                                5.00          6/01/2023          10,276
   6,000       New York City                                5.13         12/01/2023           6,248
  10,000       New York City                                5.00          4/01/2024          10,258
   5,240       New York City                                5.00          8/01/2024           5,394
  20,000       New York City                                5.00          2/01/2025          20,582
   2,175       New York City IDA (INS)                      4.15          7/01/2014           1,965
   1,050       New York City IDA (INS)                      4.75          7/01/2019             919
  10,000       New York City Municipal Water Finance
                 Auth.                                      5.38          6/15/2017          10,603
     205       New York City Transitional Finance Auth.
                 (INS) (PRE)                                5.25          8/01/2019             221
   4,795       New York City Transitional Finance Auth.
                 (INS)                                      5.25          8/01/2019           4,985
   6,000       Seneca Nation Indians Capital
                 Improvements Auth.  (d)                    5.00         12/01/2023           5,251
     775       Suffolk County IDA                           5.00         11/01/2013             780
   1,880       Suffolk County IDA                           5.00         11/01/2014           1,887
   1,000       Suffolk County IDA                           5.00         11/01/2015             997
   3,180       Suffolk County IDA (INS)                     4.75          6/01/2026           2,571
  11,000       Tobacco Settlement Financing Corp.           5.50          6/01/2018          11,524
                                                                                         ----------
                                                                                            274,110
                                                                                         ----------
               NORTH CAROLINA (1.3%)
   6,000       Eastern Municipal Power Agency               5.50          1/01/2012           6,246
   4,885       Eastern Municipal Power Agency               5.50          1/01/2015           5,088
   1,830       Eastern Municipal Power Agency               5.50          1/01/2016           1,897
   1,000       Eastern Municipal Power Agency               5.50          1/01/2017           1,033
   3,000       Eastern Municipal Power Agency               5.00          1/01/2024           2,971
   5,500       Medical Care Commission                      5.00          7/01/2027           5,278
   5,000       Municipal Power Agency No. 1                 5.50          1/01/2013           5,268
   2,000       Municipal Power Agency No. 1                 5.25          1/01/2020           2,070


12

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  4,000       Wake County Industrial Facilities and
                 Pollution Control Financing Auth.          5.38%         2/01/2017      $    4,123
                                                                                        -----------
                                                                                             33,974
                                                                                        -----------
               NORTH DAKOTA (0.1%)
   1,000       Grand Forks (INS)                            5.00         12/15/2022           1,034
   2,055       Williams County                              5.00         11/01/2021           1,960
                                                                                        -----------
                                                                                              2,994
                                                                                        -----------
               OHIO (1.7%)
  24,275       Buckeye Tobacco Settlement Financing
                 Auth.                                      5.13          6/01/2024          22,022
   2,400       Fairview Park (INS)                          4.13         12/01/2020           2,343
   4,000       Franklin County                              5.80         10/01/2014           4,115
   2,650       Franklin County                              5.50          7/01/2017           2,603
  10,000       Hamilton (INS)                               4.65         10/15/2022          10,077
   1,015       Housing Finance Agency (NBGA)                5.10          9/01/2017           1,038
   1,750       Miami County                                 5.25          5/15/2021           1,713
   2,000       Miami County                                 5.25          5/15/2026           1,917
                                                                                        -----------
                                                                                             45,828
                                                                                        -----------
               OKLAHOMA (1.7%)
   5,360       Cherokee Nation (INS) (d)                    4.60         12/01/2021           4,602
  12,330       Chickasaw Nation  (d)                        5.38         12/01/2017          12,127
   5,000       Chickasaw Nation  (d)                        6.00         12/01/2025           4,923
   3,895       Comanche County Hospital Auth. (INS)         5.25          7/01/2022           3,868
   3,000       Comanche County Hospital Auth. (INS)         5.25          7/01/2023           2,972
   1,400       Norman Regional Hospital Auth.               5.50          9/01/2024           1,417
  13,100       Norman Regional Hospital Auth.               5.00          9/01/2027          12,478
   2,425       Valley View Hospital Auth.                   6.00          8/15/2014           2,532
                                                                                        -----------
                                                                                             44,919
                                                                                        -----------
               OREGON (0.1%)
   1,000       Washington, Yamhill and Multnomah
                 Counties Hillsboro School District
                 No. 1J (INS)                               4.58 (a)      6/15/2025             402
   5,900       Washington, Yamhill and Multnomah
                 Counties Hillsboro School District
                 No. 1J (INS)                               4.59 (a)      6/15/2026           2,223
                                                                                        -----------
                                                                                              2,625
                                                                                        -----------
               PENNSYLVANIA (1.0%)
   1,000       Allegheny County IDA                         5.00          9/01/2021             947
   1,250       Allegheny County IDA                         5.10          9/01/2026           1,170
  17,300       Allegheny County IDA                         4.75         12/01/2032          17,423
   5,500       Higher Educational Facility Auth. (INS)      5.25          8/01/2014           5,688
   1,615       Lancaster County Hospital Auth.              5.00         11/01/2026           1,559
                                                                                        -----------
                                                                                             26,787
                                                                                        -----------
               RHODE ISLAND (0.6%)
     340       Health and Educational Building Corp.
                 (INS)                                      5.50          5/15/2012             344
   4,345       Health and Educational Building Corp.
                 (LOC - Allied Irish Banks plc)             5.88         11/15/2014           4,483
     765       Health and Educational Building Corp.
                 (INS)                                      5.50          5/15/2016             774


                                                                              13

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  5,500       Health and Educational Building Corp.
                 (INS)                                      5.00%         5/15/2026         $ 5,521
   5,915       Housing and Mortgage Finance Corp.           4.65         10/01/2026           5,689
                                                                                        -----------
                                                                                             16,811
                                                                                        -----------
               SOUTH CAROLINA (3.1%)
  11,000       Berkeley County                              4.88         10/01/2014          11,156
   4,250       Georgetown County                            5.95          3/15/2014           4,387
   5,000       Georgetown County                            5.70          4/01/2014           5,103
   5,000       Lexington County Health Services
                 District, Inc.                             5.00         11/01/2024           4,858
   7,335       Lexington County Health Services
                 District, Inc.                             5.00         11/01/2026           7,079
   5,870       SCAGO Educational Facilities Corp. (INS)     4.75         12/01/2026           5,402
   6,325       SCAGO Educational Facilities Corp. (INS)     4.75         12/01/2026           5,912
  40,000       Tobacco Settlement Revenue Management
                 Auth.(e)                                   5.00          6/01/2018          39,060
                                                                                        -----------
                                                                                             82,957
                                                                                        -----------
               SOUTH DAKOTA (0.2%)
   6,305       Housing Dev. Auth. (INS)                     5.15         11/01/2020           6,430
                                                                                        -----------
               TENNESSEE (0.9%)
   2,125       Johnson City Health and Educational
                 Facilities Board                           5.25          7/01/2026           2,025
   1,000       Nashville and Davidson County Health and
                 Educational Facilities Board (INS)         5.10          8/01/2019             992
     745       Shelby County Health, Educational and
                 Housing Facility Board  (PRE)              6.00          9/01/2016             820
   1,255       Shelby County Health, Educational and
                 Housing Facility Board  (PRE)              6.00          9/01/2016           1,381
     935       Shelby County Health, Educational and
                 Housing Facility Board  (PRE)              6.25          9/01/2018           1,038
   1,565       Shelby County Health, Educational and
                 Housing Facility Board  (PRE)              6.25          9/01/2018           1,738
   3,500       Springfield Health and Educational
                 Facilities Board                           5.25          8/01/2018           3,414
  14,750       Sullivan County Health, Educational and
                 Housing Facilities Board                   5.25          9/01/2026          13,988
                                                                                        -----------
                                                                                             25,396
                                                                                        -----------
               TEXAS (17.2%)
     910       Alamo Community College District (INS)
                 (PRE)                                      5.00         11/01/2020             965
   1,050       Alamo Community College District (INS)       5.00         11/01/2020           1,081
   2,300       Austin (INS)                                 5.00         11/15/2024           2,301
   5,410       Austin Higher Education Auth.  (PRE)         5.13          8/01/2016           5,425
   5,610       Austin Utility Systems (INS)                 5.15 (a)      5/15/2017           3,758
   1,855       Bastrop ISD (NBGA)                           5.55 (a)      2/15/2014           1,479
   3,030       Bastrop ISD (NBGA)                           5.55 (a)      2/15/2015           2,300
   3,055       Bastrop ISD (NBGA)                           5.60 (a)      2/15/2016           2,199
   3,155       Bastrop ISD (NBGA)                           5.60 (a)      2/15/2017           2,148
   4,540       Bexar County Health Facilities Dev.
                 Corp.                                      5.00          7/01/2027           4,199
  32,925       Brazos River Auth.                           5.38          4/01/2019          30,899
   5,365       Cass County IDC                              5.35          4/01/2012           5,405


14

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  2,680       Central Regional Mobility Auth., 4.55%,            (b)
                 1/01/2014 (INS)                            4.55%         1/01/2020         $ 1,952
   3,445       Central Regional Mobility Auth., 4.60%,
                 1/01/2014 (INS)                            4.60 (b)      1/01/2021           2,485
   7,775       Clint ISD Public Facility Corp.  (PRE)       7.00          5/01/2019           8,249
   2,600       Conroe ISD (NBGA)                            5.00          2/15/2023           2,672
   3,100       Conroe ISD (NBGA)                            5.00          2/15/2024           3,182
  10,410       Dallas Area Rapid Transit (INS) (PRE)(c)     5.00         12/01/2018          11,044
   8,370       Dallas ISD (NBGA)                            4.75          8/15/2025           8,516
  13,745       Denton ISD (NBGA)                            5.03 (a)      8/15/2023           6,342
  16,500       Denton ISD (NBGA)                            5.06 (a)      8/15/2024           7,177
   2,905       Eagle Mountain-Saginaw ISD (NBGA)            4.38          8/15/2026           2,777
   1,450       Edgewood ISD (NBGA)                          4.90          8/15/2018           1,487
   1,520       Edgewood ISD (NBGA)                          4.88          8/15/2019           1,553
   1,595       Edgewood ISD (NBGA)                          5.00          8/15/2020           1,636
   1,675       Edgewood ISD (NBGA)                          5.00          8/15/2021           1,722
   2,245       Ennis ISD (NBGA)                             4.56 (a)      8/15/2024             942
   3,715       Ennis ISD (NBGA)                             4.58 (a)      8/15/2025           1,472
   3,720       Ennis ISD (NBGA)                             4.60 (a)      8/15/2026           1,383
     575       Fort Worth Higher Education Finance
                 Corp.                                      5.63         10/01/2008             576
   6,580       Fort Worth ISD (NBGA) (PRE)                  5.00          2/15/2018           6,918
   1,895       Hidalgo County Health Services Corp.         4.75          8/15/2017           1,793
     350       Hidalgo County Health Services Corp.         5.00          8/15/2019             329
   3,805       Hidalgo County Health Services Corp.         5.00          8/15/2022           3,504
   1,785       Hidalgo County Health Services Corp.         5.00          8/15/2026           1,591
   3,000       Houston (INS)                                5.00          3/01/2019           3,086
   3,635       Houston ISD Public Facility Corp. (INS)      5.35 (a)      9/15/2015           2,652
   4,955       Houston ISD Public Facility Corp. (INS)      5.35 (a)      9/15/2015           3,615
   6,955       Houston ISD Public Facility Corp. (INS)      5.38 (a)      9/15/2016           4,799
   2,635       Houston ISD Public Facility Corp. (INS)      5.38 (a)      9/15/2016           1,818
   3,885       Houston ISD Public Facility Corp. (INS)      5.40 (a)      9/15/2017           2,531
   5,000       Irving ISD (NBGA)                            5.31 (a)      2/15/2025           2,082
   4,345       Jefferson County Health Facilities Dev.
                 Corp. (INS)                                5.20          8/15/2021           4,451
   2,200       Judson ISD (INS)                             5.00          2/01/2023           2,255
   1,500       Judson ISD (INS)                             5.00          2/01/2024           1,536
   1,595       La Porte ISD (INS)                           5.00          2/15/2022           1,639
   3,535       La Porte ISD (INS)                           5.00          2/15/2024           3,619
   3,830       Lewisville (INS)                             5.38          9/01/2015           3,807
   4,555       Lower Colorado River Auth. (INS)             4.38          5/15/2025           4,317
   4,555       Lower Colorado River Auth. (INS)             4.38          5/15/2026           4,283
   2,895       Marlin ISD Public Facility Corp.,
                 acquired 7/22/1998; cost $2,942  (f)       5.85          2/15/2018           2,956
   3,425       Mesquite Health Facilities Dev. Corp.        5.50          2/15/2025           3,229
   2,040       Midlothian Dev. Auth. (INS)                  5.00         11/15/2018           1,955
   2,235       Midlothian Dev. Auth. (INS)                  5.00         11/15/2021           2,118
  10,000       Midlothian Dev. Auth.                        6.00         11/15/2024           9,739
   1,695       Midlothian Dev. Auth. (INS)                  5.00         11/15/2026           1,583
   2,950       Midlothian Dev. Auth.                        5.13         11/15/2026           2,518
   2,500       North State Tollway Auth.                    6.00          1/01/2023           2,658
   2,800       Northside ISD (NBGA) (PRE)                   5.00          2/15/2017           2,944
   2,500       Northside ISD (NBGA)                         5.00          2/15/2017           2,586
   2,865       Northside ISD (NBGA) (PRE)                   5.00          2/15/2018           3,012
   2,555       Northside ISD (NBGA)                         5.00          2/15/2018           2,621
   1,220       Nueces River Auth. (INS)                     5.00          7/15/2023           1,257


                                                                               15

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
$  1,530       Nueces River Auth. (INS)                     5.00%         7/15/2024       $   1,575
  11,530       Plano ISD (NBGA) (PRE)                       5.00          2/15/2019          12,087
   5,945       Plano ISD (NBGA)                             5.00          2/15/2019           6,098
   2,965       Plano ISD (NBGA)                             4.50          2/15/2023           2,974
  19,050       Port of Corpus Christi IDC                   5.40          4/01/2018          19,104
   2,000       Red River Education Finance Corp.            4.38          3/15/2025           1,868
   5,255       Red River Education Finance Corp.            4.38          3/15/2026           4,847
   8,395       Rockwall ISD (NBGA)                          5.14 (a)      2/15/2022           4,208
   9,205       Sabine River Auth. (INS)                     4.95          3/01/2018           9,068
  10,000       San Antonio  (PRE)                           5.38          2/01/2019          10,654
   1,965       San Leanna Education Facilities Corp.        5.13          6/01/2023           1,940
   1,000       San Leanna Education Facilities Corp.        5.13          6/01/2024             987
   1,545       San Leanna Education Facilities Corp.        5.13          6/01/2025           1,522
   5,200       Schertz-Cibolo-Universal City ISD (NBGA)     4.86 (a)      2/01/2023           2,442
   3,320       State                                        5.00          8/01/2016           3,522
   3,750       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.25         11/15/2022           3,625
   9,410       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.50         11/15/2022           8,381
   1,100       Tarrant County Cultural Education
                 Facilities Finance Corp.                   6.00         11/15/2026           1,072
   8,300       Tarrant County Cultural Education
                 Facilities Finance Corp.                   5.13          5/15/2027           7,834
   8,000       Tarrant Regional Water District (INS)        5.25          3/01/2017           8,490
   2,000       Tarrant Regional Water District (INS)        5.25          3/01/2019           2,098
   2,000       Tarrant Regional Water District (INS)        5.25          3/01/2020           2,096
   5,000       Tarrant Regional Water District (INS)        4.38          3/01/2021           4,901
   7,000       Transportation Commission                    4.38          4/01/2025           6,849
  18,000       Transportation Commission                    4.50          4/01/2026          17,933
   4,000       Transportation Commission                    4.75          4/01/2027           4,034
   3,895       Tyler Health Facilities Dev. Corp.           5.25          7/01/2011           4,013
   2,125       Tyler Health Facilities Dev. Corp.           5.25          7/01/2012           2,187
   1,500       Tyler Health Facilities Dev. Corp.           5.25          7/01/2013           1,542
   7,170       Tyler Health Facilities Dev. Corp.           5.25         11/01/2019           6,822
   7,945       Tyler Health Facilities Dev. Corp.           5.25         11/01/2021           7,486
   3,360       Tyler Health Facilities Dev. Corp.           5.25         11/01/2022           3,144
   3,800       Tyler Health Facilities Dev. Corp.           5.25         11/01/2023           3,538
   8,745       Tyler Health Facilities Dev. Corp.           5.25          7/01/2026           8,401
   4,500       Univ. of Texas Board of Regents  (PRE)       5.38          8/15/2017           4,810
   7,000       Univ. of Texas Board of Regents  (PRE)       5.25          7/01/2018           7,466
  12,605       Univ. of Texas Board of Regents              4.25          8/15/2025          12,057
  11,900       Univ. of Texas Board of Regents              4.25          8/15/2026          11,265
   1,795       Weatherford ISD (NBGA)                       4.73 (a)      2/15/2023             831
   1,795       Weatherford ISD (NBGA)                       4.77 (a)      2/15/2024             781
   5,970       Williamson County (INS)                      5.13          2/15/2022           6,230
   1,385       Wylie ISD (NBGA)                             5.00 (a)      8/15/2014           1,082
   1,690       Wylie ISD (NBGA)                             5.10 (a)      8/15/2015           1,255
                                                                                        -----------
                                                                                            460,246
                                                                                        -----------
               UTAH (0.2%)
   4,410       Intermountain Power Agency (INS) (ETM)       5.00          7/01/2012           4,418
                                                                                        -----------


16

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--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               VERMONT (0.1%)
$  3,000       Educational and Health Buildings
                 Financing Agency  (PRE)                    5.50%         7/01/2018     $     3,030
                                                                                        -----------
               VIRGINIA (2.5%)
   1,750       Albemarle County IDA                         5.00          1/01/2024           1,674
   2,290       College Building Auth.                       5.00          6/01/2021           2,275
  11,280       College Building Auth.                       5.00          6/01/2026          11,044
   1,775       Commonwealth Housing Dev. Auth.              4.35          1/01/2017           1,787
   1,810       Commonwealth Housing Dev. Auth.              4.35          7/01/2017           1,821
  15,499       Farms of New Kent Community Dev. Auth.       5.13          3/01/2036          11,335
   3,889       Peninsula Town Center Community Dev.
                 Auth.                                      5.80          9/01/2017           3,704
   6,752       Peninsula Town Center Community Dev.
                 Auth.                                      6.25          9/01/2024           6,287
   5,378       Peninsula Town Center Community Dev.
                 Auth.                                      6.35          9/01/2028           4,951
   5,510       Public School Auth.                          5.00          8/01/2017           5,753
  10,000       Public School Auth.  (PRE)                   5.13          8/01/2019          10,444
   5,000       Richmond Convention Center Auth.  (PRE)      6.13          6/15/2020           5,373
   1,000       Small Business Financing Auth.               5.13          9/01/2022             966
                                                                                         ----------
                                                                                             67,414
                                                                                         ----------
               WASHINGTON (0.7%)
   2,500       Health Care Facilities Auth. (INS)           5.25          8/15/2017           2,508
   2,500       Health Care Facilities Auth. (INS)           5.30          8/15/2018           2,507
   1,800       Health Care Facilities Auth. (INS)           5.00         12/01/2023           1,734
   2,000       Health Care Facilities Auth. (INS)           5.00         12/01/2024           1,924
   2,310       Health Care Facilities Auth. (INS)           5.00         12/01/2025           2,217
   1,470       Higher Education Facilities Auth.            5.20         10/01/2017           1,486
   2,000       Housing Finance Commission (INS)             5.88          7/01/2019           2,033
   5,000       King County Housing Auth. (INS)              5.20          7/01/2018           5,002
                                                                                         ----------
                                                                                             19,411
                                                                                         ----------
               WISCONSIN (1.1%)
   4,130       Health and Educational Facilities Auth.
                 (INS)                                      5.25          8/15/2012           4,142
   5,000       Health and Educational Facilities Auth.
                 (INS)                                      5.13          8/15/2020           5,086
   8,300       Health and Educational Facilities Auth.      5.13          2/15/2026           7,933
   3,870       Housing and EDA                              4.85          9/01/2017           3,946
   1,345       Kaukauna Area School District (INS)          4.85          3/01/2017           1,387
   6,000       Sheboygan (INS)                              5.00          9/01/2015           5,938
                                                                                         ----------
                                                                                             28,432
                                                                                         ----------
               Total Fixed-Rate Instruments (cost: $2,499,115)                            2,461,263
                                                                                         ----------

               PUT BONDS (5.5%)

               CALIFORNIA (0.7%)
   3,000       Health Facilities Financing Auth.            4.95          7/01/2026           3,092
   7,500       Statewide Communities Dev. Auth.  (d)        5.25          5/15/2025           7,576
   8,270       Statewide Communities Dev. Auth.             4.70         11/01/2036           8,459
                                                                                         ----------
                                                                                             19,127
                                                                                         ----------


                                                                              17

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               FLORIDA (0.6%)
$ 16,000       Putnam County Dev. Auth. (INS)               5.35%         3/15/2042      $   15,794
                                                                                        -----------
               GEORGIA (0.3%)
   8,350       DeKalb County Housing Auth.                  4.70         10/01/2031           8,480
                                                                                        -----------
               ILLINOIS (1.2%)
  15,000       Chicago                                      4.75          3/01/2030          15,262
  10,000       Educational Facilities Auth.                 4.45          3/01/2034          10,045
   7,500       Educational Facilities Auth.                 4.75         11/01/2036           7,569
                                                                                        -----------
                                                                                             32,876
                                                                                        -----------
               MICHIGAN (1.0%)
  15,000       Monroe County EDC (INS)                      4.65         10/01/2024          15,389
  10,550       Strategic Fund (INS)                         4.85          9/01/2030          10,917
                                                                                        -----------
                                                                                             26,306
                                                                                        -----------
               MONTANA (0.2%)
   5,000       Forsyth (INS)                                5.00         10/01/2032           5,006
                                                                                        -----------
               NEW YORK (0.3%)
   8,500       Hempstead                                    5.00         12/01/2010           8,458
                                                                                        -----------
               TENNESSEE (0.1%)
   2,050       Knox County Health, Educational, and
                 Housing Facilities Board (NBGA)            4.90          6/01/2031           2,135
                                                                                        -----------
               TEXAS (0.8%)
   3,510       Beaumont MFH Finance Corp. (NBGA)            4.70         12/15/2031           3,593
   5,250       Gateway Public Facility Corp. (NBGA)         4.55          7/01/2034           5,309
   7,500       Matagorda County Navigation District No. 1   5.13          6/01/2030           7,524
   3,580       Montgomery County Housing Finance Corp.
                 (NBGA)                                     4.85          6/01/2031           3,611
                                                                                        -----------
                                                                                             20,037
                                                                                        -----------
               WISCONSIN (0.3%)
   9,000       Madison                                      4.88         10/01/2027           9,292
                                                                                        -----------
               Total Put Bonds (cost: $145,675)                                             147,511
                                                                                        -----------

               PERIODIC AUCTION RESET BONDS (0.8%)

               CALIFORNIA (0.6%)
  15,200       Statewide Communities Dev. Auth. (INS)       7.35         12/01/2028          15,200
                                                                                        -----------
               OKLAHOMA (0.2%)
   5,900       Tulsa County Industrial Auth., acquired
                 7/20/2006; cost $5,900  (f)                2.87          1/01/2039           5,900
                                                                                        -----------


18

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)

PRINCIPAL                                                  COUPON            FINAL           MARKET
   AMOUNT      SECURITY                                      RATE         MATURITY            VALUE
----------------------------------------------------------------------------------------------------
               Total Periodic Auction Reset Bonds (cost: $21,100)                            21,100
                                                                                       ------------

               VARIABLE-RATE DEMAND NOTES (2.0%)

               ALABAMA (0.2%)
$ 6,000        McIntosh IDB                                 6.00%         7/01/2028     $     6,000
                                                                                       ------------
               ILLINOIS (0.1%)
    900        Health Facilities Auth. (LIQ)(INS)           7.75          8/01/2026             900
                                                                                       ------------
               MARYLAND (0.6%)
  9,960        EDC (INS)(LIQ)                               9.00          7/01/2034           9,960
  5,000        EDC (INS)(LIQ)                               9.00          7/01/2034           5,000
                                                                                       ------------
                                                                                             14,960
                                                                                       ------------
               MICHIGAN (0.5%)
 14,200        Strategic Fund                               7.00         12/01/2008          14,200
                                                                                       ------------
               OKLAHOMA (0.0%)
    240        Payne County EDA (INS)(LIQ)                  9.00          7/01/2032             240
                                                                                       ------------
               PENNSYLVANIA (0.4%)
 11,000        Harrisburg Auth. (INS)(NBGA)                 6.50          7/15/2029          11,000
                                                                                       ------------
               TEXAS (0.2%)
  6,000        Harris County Health Facilities Dev.
                 Corp. (LIQ)(INS)                           7.75          9/01/2031           6,000
                                                                                       ------------
               Total Variable-Rate Demand Notes (cost: $53,300)                              53,300
                                                                                       ------------


               TOTAL INVESTMENTS (COST: $2,719,190)                                    $  2,683,174
                                                                                       ============

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                      to Portfolio of INVESTMENTS


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

20

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                      (continued)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)


B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $            -
Level 2 - Other Significant Observable Inputs                     2,683,174,000
Level 3 - Significant Unobservable Inputs                                     -
-------------------------------------------------------------------------------
Total                                                            $2,683,174,000
-------------------------------------------------------------------------------

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                      (continued)


USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2008 (UNAUDITED)


C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2008, were $35,525,000 and $71,541,000, respectively, resulting in net unrealized depreciation of $36,016,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,676,572,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(c) At June 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) At June 30, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $39,060,000.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2008, was $8,856,000, which represented 0.3% of the Fund's net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.